Vessels, Port Terminals and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Property Plant And Equipment [Line Items]
Balance	$ 1,821,101
Additions	44,707
Adjustment for purchase of leased asset	5,243	$ 0
Transfers from deposits for vessels, port terminals and other fixed assets	(137,357)	$ 0
Balance	1,889,671
Cost
Property Plant And Equipment [Line Items]
Balance	2,529,488
Additions	3,212
Vessel impairment	(40,817)
Disposals	(8,865)
Write offs	(32)
Adjustment for purchase of leased asset	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357
Balance	2,615,100
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(708,387)
Additions	(48,269)
Vessel impairment	27,624
Disposals	3,585
Write offs	18
Balance	(725,429)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,821,101
Additions	(45,057)
Vessel impairment	(13,193)
Disposals	(5,280)
Write offs	(14)
Adjustment for purchase of leased asset	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357
Balance	$ 1,889,671